Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wasatch Funds Trust
Entity Central Index Key	0000806633
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000110016
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Institutional Class
Trading Symbol	WIGRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$122	1.05%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. small-cap stocks gained ground broadly, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession. In this environment, we felt investors began to recognize company-specific fundamentals. These market conditions were favorable for the Fund and our investment approach. Our guiding investment principle is that over longer time horizons, stock prices tend to follow earnings growth.

As such, the primary investment technique the Fund employs is to conduct deep, fundamental research to find high-quality, durable growth companies within the small-cap universe. Over the period, many of our companies produced strong operating results, and the market seemingly recognized those fundamentals. The Fund outperformed the benchmark Russell 2000® Growth Index in all sectors except consumer discretionary, where the performance of our holdings was positive but significantly lagged that of the benchmark. Stock selection in financials and information-technology drove much of the Fund’s relative outperformance. The Fund’s lack of exposure to energy, the only benchmark sector to post a negative return for the period, was also beneficial.

AssetsNet	$ 4,847,227,842
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 40,343,145
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.4%
Industrial Machinery & Supplies & Components	6.8%
Building Products	5.2%
Asset Management & Custody Banks	5.1%
Financial Exchanges & Data	4.7%
Specialty Chemicals	3.7%
Managed Health Care	3.6%
Transaction & Payment Processing Services	3.5%
Health Care Facilities	3.0%
Regional Banks	2.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Shift4 Payments, Inc. A	3.5%
Guidewire Software, Inc.	3.2%
Clearwater Analytics Holdings, Inc. A	3.1%
Kadant, Inc.	3.1%
Morningstar, Inc.	2.7%
RBC Bearings, Inc.	2.6%
Cohen & Steers, Inc.	2.6%
Paylocity Holding Corp.	2.5%
Hamilton Lane, Inc. A	2.5%

Material Fund Change [Text Block]
C000002495
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Investor Class
Trading Symbol	WGROX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.17%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. small-cap stocks gained ground broadly, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession. In this environment, we felt investors began to recognize company-specific fundamentals. These market conditions were favorable for the Fund and our investment approach. Our guiding investment principle is that over longer time horizons, stock prices tend to follow earnings growth.

As such, the primary investment technique the Fund employs is to conduct deep, fundamental research to find high-quality, durable growth companies within the small-cap universe. Over the period, many of our companies produced strong operating results, and the market seemingly recognized those fundamentals. The Fund outperformed the benchmark Russell 2000® Growth Index in all sectors except consumer discretionary, where the performance of our holdings was positive but significantly lagged that of the benchmark. Stock selection in financials and information-technology drove much of the Fund’s relative outperformance. The Fund’s lack of exposure to energy, the only benchmark sector to post a negative return for the period, was also beneficial.

AssetsNet	$ 4,847,227,842
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 40,343,145
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.4%
Industrial Machinery & Supplies & Components	6.8%
Building Products	5.2%
Asset Management & Custody Banks	5.1%
Financial Exchanges & Data	4.7%
Specialty Chemicals	3.7%
Managed Health Care	3.6%
Transaction & Payment Processing Services	3.5%
Health Care Facilities	3.0%
Regional Banks	2.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Shift4 Payments, Inc. A	3.5%
Guidewire Software, Inc.	3.2%
Clearwater Analytics Holdings, Inc. A	3.1%
Kadant, Inc.	3.1%
Morningstar, Inc.	2.7%
RBC Bearings, Inc.	2.6%
Cohen & Steers, Inc.	2.6%
Paylocity Holding Corp.	2.5%
Hamilton Lane, Inc. A	2.5%

Material Fund Change [Text Block]
C000166041
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Institutional Class
Trading Symbol	WIINX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$158	1.37%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, India’s economy remained one of the strongest in the world, and enthusiasm about economic growth drove India’s major stock indexes to record highs. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it underperformed the benchmark MSCI India Investable Market Index (IMI). Our holdings in the consumer-discretionary sector were a bright spot, substantially outperforming the benchmark’s holdings in the sector. An overweight to health care was also beneficial to relative results. Underperformance was largely due to stock selection within the financial sector. High interest rates and increased capital requirements made lending more costly, in part pressuring profit margins. This weighed on some financials stocks, which remain a significant part of our portfolio. Additionally, our holdings in the materials and industrials sectors generally had solid gains but trailed the benchmark’s positions. Many of the benchmark’s holdings in those sectors tend to be more cyclical than our own. Given the strength of India’s economy, some of the more cyclical stocks outperformed.

AssetsNet	$ 722,714,913
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 7,617,376
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	19.5%
Diversified Banks	9.5%
Health Care Services	9.5%
Apparel Retail	9.2%
Life Sciences Tools & Services	7.2%
Health Care Facilities	6.6%
Regional Banks	5.5%
Industrial Machinery & Supplies & Components	4.9%
Interactive Media & Services	4.4%
Commodity Chemicals	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.2%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	9.8%
Trent Ltd.	9.2%
Cholamandalam Investment & Finance Co. Ltd.	7.8%
Divi's Laboratories Ltd.	7.2%
HDFC Bank Ltd.	7.1%
AU Small Finance Bank Ltd.	5.5%
Vijaya Diagnostic Centre Pvt Ltd.	5.1%
Max Healthcare Institute Ltd.	5.1%
Elgi Equipments Ltd.	4.9%
Dr. Lal PathLabs Ltd.	4.3%

Material Fund Change [Text Block]
C000097757
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Investor Class
Trading Symbol	WAINX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, India’s economy remained one of the strongest in the world, and enthusiasm about economic growth drove India’s major stock indexes to record highs. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it underperformed the benchmark MSCI India Investable Market Index (IMI). Our holdings in the consumer-discretionary sector were a bright spot, substantially outperforming the benchmark’s holdings in the sector. An overweight to health care was also beneficial to relative results. Underperformance was largely due to stock selection within the financial sector. High interest rates and increased capital requirements made lending more costly, in part pressuring profit margins. This weighed on some financials stocks, which remain a significant part of our portfolio. Additionally, our holdings in the materials and industrials sectors generally had solid gains but trailed the benchmark’s positions. Many of the benchmark’s holdings in those sectors tend to be more cyclical than our own. Given the strength of India’s economy, some of the more cyclical stocks outperformed.

AssetsNet	$ 722,714,913
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 7,617,376
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	19.5%
Diversified Banks	9.5%
Health Care Services	9.5%
Apparel Retail	9.2%
Life Sciences Tools & Services	7.2%
Health Care Facilities	6.6%
Regional Banks	5.5%
Industrial Machinery & Supplies & Components	4.9%
Interactive Media & Services	4.4%
Commodity Chemicals	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.2%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	9.8%
Trent Ltd.	9.2%
Cholamandalam Investment & Finance Co. Ltd.	7.8%
Divi's Laboratories Ltd.	7.2%
HDFC Bank Ltd.	7.1%
AU Small Finance Bank Ltd.	5.5%
Vijaya Diagnostic Centre Pvt Ltd.	5.1%
Max Healthcare Institute Ltd.	5.1%
Elgi Equipments Ltd.	4.9%
Dr. Lal PathLabs Ltd.	4.3%

Material Fund Change [Text Block]
C000119726
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Institutional Class
Trading Symbol	WIESX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about India’s economy helped drive emerging-market indexes higher. A growing consensus that central banks were near the end of their tightening cycles was also favorable for markets.

While the Fund had significant gains, it underperformed the benchmark MSCI Emerging Markets Index. Much of the underperformance was due to stock selection in Taiwan, where the Fund didn’t hold some of the higher-returning stocks in the benchmark. Additionally, given the concentrated nature of the portfolio, the Fund’s performance relative to its benchmark came down to a few stocks. The Fund’s largest detractors included Wuxi Biologics Cayman, Inc., a China-based contract research, development and manufacturing organization; DLocal Ltd., a Uruguay-based fintech firm; and Yifeng Pharmacy Chain Co. Ltd., a retail drugstore operator in China. While those stocks negatively impacted performance, we were pleased with the results of many of our other companies. Top contributors included Nu Holdings Ltd., a Brazilian company operating a fintech bank in Latin America; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Trent Ltd., an Indian retailer.

AssetsNet	$ 451,048,964
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,468,496
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
Electrical Components & Equipment	10.5%
Consumer Finance	10.0%
Diversified Banks	9.8%
Broadline Retail	8.2%
Industrial Machinery & Supplies & Components	4.9%
IT Consulting & Other Services	4.8%
Life Sciences Tools & Services	4.8%
Apparel Retail	3.5%
Hotels, Resorts & Cruise Lines	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	7.9%
MercadoLibre, Inc.	7.2%
NU Holdings Ltd. A	5.9%
Voltronic Power Technology Corp.	5.7%
ASPEED Technology, Inc.	4.9%
Globant SA	4.8%
Divi's Laboratories Ltd.	4.8%
WEG SA	4.8%
Silergy Corp.	4.3%
HDFC Bank Ltd.	3.8%

Material Fund Change [Text Block]
C000119725
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Investor Class
Trading Symbol	WAESX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.37%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about India’s economy helped drive emerging-market indexes higher. A growing consensus that central banks were near the end of their tightening cycles was also favorable for markets.

While the Fund had significant gains, it underperformed the benchmark MSCI Emerging Markets Index. Much of the underperformance was due to stock selection in Taiwan, where the Fund didn’t hold some of the higher-returning stocks in the benchmark. Additionally, given the concentrated nature of the portfolio, the Fund’s performance relative to its benchmark came down to a few stocks. The Fund’s largest detractors included Wuxi Biologics Cayman, Inc., a China-based contract research, development and manufacturing organization; DLocal Ltd., a Uruguay-based fintech firm; and Yifeng Pharmacy Chain Co. Ltd., a retail drugstore operator in China. While those stocks negatively impacted performance, we were pleased with the results of many of our other companies. Top contributors included Nu Holdings Ltd., a Brazilian company operating a fintech bank in Latin America; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Trent Ltd., an Indian retailer.

AssetsNet	$ 451,048,964
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,468,496
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
Electrical Components & Equipment	10.5%
Consumer Finance	10.0%
Diversified Banks	9.8%
Broadline Retail	8.2%
Industrial Machinery & Supplies & Components	4.9%
IT Consulting & Other Services	4.8%
Life Sciences Tools & Services	4.8%
Apparel Retail	3.5%
Hotels, Resorts & Cruise Lines	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	7.9%
MercadoLibre, Inc.	7.2%
NU Holdings Ltd. A	5.9%
Voltronic Power Technology Corp.	5.7%
ASPEED Technology, Inc.	4.9%
Globant SA	4.8%
Divi's Laboratories Ltd.	4.8%
WEG SA	4.8%
Silergy Corp.	4.3%
HDFC Bank Ltd.	3.8%

Material Fund Change [Text Block]
C000166039
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WIEMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$201	1.81%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about the strength of India’s economy played a role in driving emerging-market indexes higher. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it modestly underperformed the benchmark MSCI Emerging Markets Small Cap Index. The Fund’s return came in part from a number of Indian companies that demonstrated strong fundamentals, which were well received by the market. Stock selection in India was a bright spot for relative performance as well. Overweight positioning in Mexico was the Fund’s biggest source of underperformance. In the latter half of the period, stocks in Mexico sold off broadly as investors reacted to the Morena Party’s resounding victory in national elections. Investors were concerned the winning party could use its mandate to brush aside some checks on presidential power. Among sectors, stock selection in the financials sector weighed on relative results, while stock selection in the consumer-discretionary sector contributed.

AssetsNet	$ 354,713,613
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,551,544
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
IT Consulting & Other Services	11.3%
Semiconductors	11.0%
Consumer Finance	7.6%
Electrical Components & Equipment	7.1%
Apparel Retail	6.8%
Interactive Media & Services	5.2%
Industrial Machinery & Supplies & Components	4.4%
Regional Banks	4.1%
Health Care Services	3.7%
Drug Retail	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	7.1%
Trent Ltd.	6.8%
Globant SA	5.4%
Cholamandalam Financial Holdings Ltd.	5.3%
Silergy Corp.	4.4%
Persistent Systems Ltd.	4.2%
AU Small Finance Bank Ltd.	4.1%
Baltic Classifieds Group PLC	3.9%
ASPEED Technology, Inc.	3.7%
Elgi Equipments Ltd.	3.2%

Material Fund Change [Text Block]
C000051938
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Investor Class
Trading Symbol	WAEMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	1.96%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about the strength of India’s economy played a role in driving emerging-market indexes higher. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it modestly underperformed the benchmark MSCI Emerging Markets Small Cap Index. The Fund’s return came in part from a number of Indian companies that demonstrated strong fundamentals, which were well received by the market. Stock selection in India was a bright spot for relative performance as well. Overweight positioning in Mexico was the Fund’s biggest source of underperformance. In the latter half of the period, stocks in Mexico sold off broadly as investors reacted to the Morena Party’s resounding victory in national elections. Investors were concerned the winning party could use its mandate to brush aside some checks on presidential power. Among sectors, stock selection in the financials sector weighed on relative results, while stock selection in the consumer-discretionary sector contributed.

AssetsNet	$ 354,713,613
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,551,544
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
IT Consulting & Other Services	11.3%
Semiconductors	11.0%
Consumer Finance	7.6%
Electrical Components & Equipment	7.1%
Apparel Retail	6.8%
Interactive Media & Services	5.2%
Industrial Machinery & Supplies & Components	4.4%
Regional Banks	4.1%
Health Care Services	3.7%
Drug Retail	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	7.1%
Trent Ltd.	6.8%
Globant SA	5.4%
Cholamandalam Financial Holdings Ltd.	5.3%
Silergy Corp.	4.4%
Persistent Systems Ltd.	4.2%
AU Small Finance Bank Ltd.	4.1%
Baltic Classifieds Group PLC	3.9%
ASPEED Technology, Inc.	3.7%
Elgi Equipments Ltd.	3.2%

Material Fund Change [Text Block]
C000166042
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Institutional Class
Trading Symbol	WIFMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$227	1.96%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, a growing consensus that central banks were nearing or reaching the end of their monetary tightening cycles created a favorable backdrop for financial markets. In that environment, investors stepped out on the risk spectrum and embraced stocks in frontier and emerging markets, driving these markets higher.

The Fund outperformed the benchmark MSCI Frontier Emerging Markets Index. Many of our companies produced strong fundamentals during the year, and their stock prices were up significantly as investors began to appreciate the strong earnings growth these companies produced. Stock selection in Vietnam was a large driver of outperformance relative to the benchmark. While we were generally pleased with the Fund’s performance relative to the benchmark, our underweight to Peru detracted from relative results. Peru was one of the top-performing components within the benchmark during the period. We have a small weight in Peru because we’ve found what we believe are better growth opportunities elsewhere.

AssetsNet	$ 39,598,873
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 514,673
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	16.9%
Diversified Banks	16.6%
IT Consulting & Other Services	15.9%
Broadline Retail	8.7%
Asset Management & Custody Banks	5.4%
Food Retail	4.7%
Interactive Media & Services	4.0%
Life & Health Insurance	3.6%
Health Care Facilities	3.5%
Interactive Home Entertainment	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.3%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
FPT Corp.	10.1%
MercadoLibre, Inc.	8.7%
Bajaj Finance Ltd.	8.6%
NU Holdings Ltd. A	6.3%
Cholamandalam Investment & Finance Co. Ltd.	5.0%
DCVFMVN Diamond ETF	4.7%
Bank for Foreign Trade of Vietnam JSC	4.6%
Globant SA	4.5%
Philippine Seven Corp.	4.4%
Baltic Classifieds Group PLC	4.0%

Material Fund Change [Text Block]
C000110019
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Investor Class
Trading Symbol	WAFMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$250	2.16%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, a growing consensus that central banks were nearing or reaching the end of their monetary tightening cycles created a favorable backdrop for financial markets. In that environment, investors stepped out on the risk spectrum and embraced stocks in frontier and emerging markets, driving these markets higher.

The Fund outperformed the benchmark MSCI Frontier Emerging Markets Index. Many of our companies produced strong fundamentals during the year, and their stock prices were up significantly as investors began to appreciate the strong earnings growth these companies produced. Stock selection in Vietnam was a large driver of outperformance relative to the benchmark. While we were generally pleased with the Fund’s performance relative to the benchmark, our underweight to Peru detracted from relative results. Peru was one of the top-performing components within the benchmark during the period. We have a small weight in Peru because we’ve found what we believe are better growth opportunities elsewhere.

AssetsNet	$ 39,598,873
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 514,673
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	16.9%
Diversified Banks	16.6%
IT Consulting & Other Services	15.9%
Broadline Retail	8.7%
Asset Management & Custody Banks	5.4%
Food Retail	4.7%
Interactive Media & Services	4.0%
Life & Health Insurance	3.6%
Health Care Facilities	3.5%
Interactive Home Entertainment	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.3%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
FPT Corp.	10.1%
MercadoLibre, Inc.	8.7%
Bajaj Finance Ltd.	8.6%
NU Holdings Ltd. A	6.3%
Cholamandalam Investment & Finance Co. Ltd.	5.0%
DCVFMVN Diamond ETF	4.7%
Bank for Foreign Trade of Vietnam JSC	4.6%
Globant SA	4.5%
Philippine Seven Corp.	4.4%
Baltic Classifieds Group PLC	4.0%

Material Fund Change [Text Block]
C000166040
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIGOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the period was marked by some uncertainty about geopolitical tensions, elections in several key countries and mixed economic data. But the period overall was buoyed by an increasingly optimistic view that the U.S. Federal Reserve (Fed) and other central banks were at or near the end of their monetary tightening cycles. In September, the Fed followed through on investor expectations, lowering its benchmark interest rate for the first time since 2020. Late in the period, China’s government announced a series of stimulus measures to revive its struggling economy, and those measures were well received by the market.

In this environment, the Fund outperformed the benchmark MSCI AC (All Country) World Small Cap Index. Among the Fund’s high-quality, high-conviction companies, its holdings in the U.S.—its largest portfolio weight—contributed the most to performance relative to the benchmark, followed by Israel and Taiwan. On the other end of the spectrum, the Fund’s holdings in the United Kingdom and India were notably weaker than those of the benchmark and detracted from performance.

AssetsNet	$ 208,387,646
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,410,022
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Semiconductors	6.9%
Industrial Machinery & Supplies & Components	5.8%
IT Consulting & Other Services	5.7%
Trading Companies & Distributors	4.6%
Health Care Facilities	4.5%
Regional Banks	4.5%
Transaction & Payment Processing Services	4.4%
Electrical Components & Equipment	3.7%
Managed Health Care	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	3.7%
HealthEquity, Inc.	3.6%
BayCurrent, Inc.	3.2%
AU Small Finance Bank Ltd.	3.1%
Shift4 Payments, Inc. A	3.0%
Guidewire Software, Inc.	2.9%
Globant SA	2.8%
MonotaRO Co. Ltd.	2.7%
RBC Bearings, Inc.	2.7%
Ensign Group, Inc.	2.6%

Material Fund Change [Text Block]
C000065330
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAGOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.50%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the period was marked by some uncertainty about geopolitical tensions, elections in several key countries and mixed economic data. But the period overall was buoyed by an increasingly optimistic view that the U.S. Federal Reserve (Fed) and other central banks were at or near the end of their monetary tightening cycles. In September, the Fed followed through on investor expectations, lowering its benchmark interest rate for the first time since 2020. Late in the period, China’s government announced a series of stimulus measures to revive its struggling economy, and those measures were well received by the market.

In this environment, the Fund outperformed the benchmark MSCI AC (All Country) World Small Cap Index. Among the Fund’s high-quality, high-conviction companies, its holdings in the U.S.—its largest portfolio weight—contributed the most to performance relative to the benchmark, followed by Israel and Taiwan. On the other end of the spectrum, the Fund’s holdings in the United Kingdom and India were notably weaker than those of the benchmark and detracted from performance.

AssetsNet	$ 208,387,646
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,410,022
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Semiconductors	6.9%
Industrial Machinery & Supplies & Components	5.8%
IT Consulting & Other Services	5.7%
Trading Companies & Distributors	4.6%
Health Care Facilities	4.5%
Regional Banks	4.5%
Transaction & Payment Processing Services	4.4%
Electrical Components & Equipment	3.7%
Managed Health Care	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	3.7%
HealthEquity, Inc.	3.6%
BayCurrent, Inc.	3.2%
AU Small Finance Bank Ltd.	3.1%
Shift4 Payments, Inc. A	3.0%
Guidewire Software, Inc.	2.9%
Globant SA	2.8%
MonotaRO Co. Ltd.	2.7%
RBC Bearings, Inc.	2.7%
Ensign Group, Inc.	2.6%

Material Fund Change [Text Block]
C000214012
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Institutional Class
Trading Symbol	WGGSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, global equities experienced large gains. Hopes that many central banks may be at or nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had substantial gains during the period, it underperformed the benchmark MSCI AC (All Country) World Index. Much of the underperformance was due to stock selection in the U.S. While many of the Fund’s U.S. holdings had what we considered solid returns, the Fund’s U.S. component lagged the benchmark’s. Additionally, given the Fund’s concentrated nature, its performance relative to the benchmark can often be attributable to just a few stocks. The Fund’s largest detractors included Five Below. Inc., a U.S. retailer; JMDC, Inc., a Japan-based medical-data provider; and Bajaj Finance Ltd., an Indian financial company. While those stocks negatively impacted performance, we were pleased with the results of other holdings. Top contributors included Amphenol Corp., a U.S. manufacturer of connectors and sensors; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Monolithic Power Systems, Inc., which designs and manufactures power-management solutions, including power-conversion devices.

Performance Inception Date	Oct. 01, 2019
AssetsNet	$ 15,145,422
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	17.3%
Building Products	6.1%
Transaction & Payment Processing Services	5.5%
Broadline Retail	4.6%
Semiconductors	4.3%
Diversified Support Services	4.2%
Consumer Finance	4.0%
Diversified Banks	3.9%
Managed Health Care	3.9%
Research & Consulting Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
MercadoLibre, Inc.	4.6%
Copart, Inc.	4.2%
Roper Technologies, Inc.	4.1%
Bajaj Finance Ltd.	4.0%
HDFC Bank Ltd.	3.9%
HealthEquity, Inc.	3.9%
BayCurrent, Inc.	3.9%
Descartes Systems Group, Inc.	3.9%
Assa Abloy AB B	3.7%
RBC Bearings, Inc.	3.7%

Material Fund Change [Text Block]
C000214013
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Investor Class
Trading Symbol	WAGSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, global equities experienced large gains. Hopes that many central banks may be at or nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had substantial gains during the period, it underperformed the benchmark MSCI AC (All Country) World Index. Much of the underperformance was due to stock selection in the U.S. While many of the Fund’s U.S. holdings had what we considered solid returns, the Fund’s U.S. component lagged the benchmark’s. Additionally, given the Fund’s concentrated nature, its performance relative to the benchmark can often be attributable to just a few stocks. The Fund’s largest detractors included Five Below. Inc., a U.S. retailer; JMDC, Inc., a Japan-based medical-data provider; and Bajaj Finance Ltd., an Indian financial company. While those stocks negatively impacted performance, we were pleased with the results of other holdings. Top contributors included Amphenol Corp., a U.S. manufacturer of connectors and sensors; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Monolithic Power Systems, Inc., which designs and manufactures power-management solutions, including power-conversion devices.

Performance Inception Date	Oct. 01, 2019
AssetsNet	$ 15,145,422
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	17.3%
Building Products	6.1%
Transaction & Payment Processing Services	5.5%
Broadline Retail	4.6%
Semiconductors	4.3%
Diversified Support Services	4.2%
Consumer Finance	4.0%
Diversified Banks	3.9%
Managed Health Care	3.9%
Research & Consulting Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
MercadoLibre, Inc.	4.6%
Copart, Inc.	4.2%
Roper Technologies, Inc.	4.1%
Bajaj Finance Ltd.	4.0%
HDFC Bank Ltd.	3.9%
HealthEquity, Inc.	3.9%
BayCurrent, Inc.	3.9%
Descartes Systems Group, Inc.	3.9%
Assa Abloy AB B	3.7%
RBC Bearings, Inc.	3.7%

Material Fund Change [Text Block]
C000110018
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Institutional Class
Trading Symbol	WILCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the world economy continued to expand despite the past interest-rate hikes from leading central banks. In addition, the U.S. Federal Reserve (Fed) continued to signal that it could begin cutting rates in 2024, bolstering hopes of avoiding a recession. In September, the Fed joined other major central banks in loosening policy, enacting a half-point rate cut. Not long after, China announced plans for massive monetary stimulus to kick-start its economy, further boosting equities.

Overall, the Fund’s defensive, quality-focused positioning was a headwind in a market where investors focused on growth stocks. We remain focused on relatively inexpensive, lower-volatility stocks of larger-cap companies with high free cash flows, strong balance sheets and attractive dividend yields. During the period, the Fund’s U.S. holdings detracted most from performance relative to the benchmark MSCI AC (All Country) World Value Index, while our Taiwan names contributed the most. Health care and information technology were also relatively weak performers for the Fund, while consumer discretionary and communication services were beneficial.

AssetsNet	$ 132,031,304
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,119,851
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	12.7%
Electric Utilities	11.9%
Pharmaceuticals	9.0%
Integrated Telecommunication Services	8.3%
Integrated Oil & Gas	8.0%
Food Retail	5.2%
Tobacco	3.8%
Health Care Services	3.8%
Rail Transportation	3.3%
Reinsurance	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Duke Energy Corp.	4.8%
Johnson & Johnson	4.8%
Novartis AG	4.2%
Exelon Corp.	4.1%
KT&G Corp.	3.8%
Quest Diagnostics, Inc.	3.8%
TotalEnergies SE	3.7%
United Overseas Bank Ltd.	3.3%
Koninklijke Ahold Delhaize NV	3.3%
Union Pacific Corp.	3.3%

Material Fund Change [Text Block]
C000070970
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Investor Class
Trading Symbol	FMIEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the world economy continued to expand despite the past interest-rate hikes from leading central banks. In addition, the U.S. Federal Reserve (Fed) continued to signal that it could begin cutting rates in 2024, bolstering hopes of avoiding a recession. In September, the Fed joined other major central banks in loosening policy, enacting a half-point rate cut. Not long after, China announced plans for massive monetary stimulus to kick-start its economy, further boosting equities.

Overall, the Fund’s defensive, quality-focused positioning was a headwind in a market where investors focused on growth stocks. We remain focused on relatively inexpensive, lower-volatility stocks of larger-cap companies with high free cash flows, strong balance sheets and attractive dividend yields. During the period, the Fund’s U.S. holdings detracted most from performance relative to the benchmark MSCI AC (All Country) World Value Index, while our Taiwan names contributed the most. Health care and information technology were also relatively weak performers for the Fund, while consumer discretionary and communication services were beneficial.

AssetsNet	$ 132,031,304
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,119,851
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	12.7%
Electric Utilities	11.9%
Pharmaceuticals	9.0%
Integrated Telecommunication Services	8.3%
Integrated Oil & Gas	8.0%
Food Retail	5.2%
Tobacco	3.8%
Health Care Services	3.8%
Rail Transportation	3.3%
Reinsurance	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Duke Energy Corp.	4.8%
Johnson & Johnson	4.8%
Novartis AG	4.2%
Exelon Corp.	4.1%
KT&G Corp.	3.8%
Quest Diagnostics, Inc.	3.8%
TotalEnergies SE	3.7%
United Overseas Bank Ltd.	3.3%
Koninklijke Ahold Delhaize NV	3.3%
Union Pacific Corp.	3.3%

Material Fund Change [Text Block]
C000222907
Shareholder Report [Line Items]
Fund Name	Wasatch Greater China Fund
Class Name	Institutional Class
Trading Symbol	WGGCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Greater China Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investor sentiment toward China remained low for much of the period due to concerns about a real-estate bubble and a softening economy. However, in September, government leaders and central-bank officials announced economic-stimulus measures designed to stabilize China’s real-estate market. Their moves ignited broad gains in Chinese equities. For much of the period, China was a value-driven market. Investors generally favored inexpensive stocks, which tend to be lower-quality companies and don’t appeal to us as quality growth investors. Additionally, large-caps also outperformed for much of the period. This too was a headwind for our strategy, which primarily focuses on small- and mid-cap companies. We seek businesses with strong balance sheets and earnings growth greater than their sector and industry. Over time, we expect the superior earnings growth of our companies to drive greater returns compared to the benchmark MSCI China Index. Our approach didn’t result in outperformance this period, as the market generally rewarded the largest, lowest-priced stocks, not those with the strongest fundamentals.

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025.

Performance Inception Date	Dec. 01, 2020
AssetsNet	$ 4,584,403
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Industrial Machinery & Supplies & Components	14.7%
Semiconductors	10.2%
Distillers & Vintners	9.3%
Interactive Media & Services	8.1%
Restaurants	6.8%
Hotels, Resorts & Cruise Lines	4.8%
Life & Health Insurance	4.0%
Drug Retail	3.8%
Apparel, Accessories & Luxury Goods	3.6%
Personal Care Products	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Tencent Holdings Ltd.	8.1%
Techtronic Industries Co. Ltd.	6.9%
Meituan B	6.8%
Silergy Corp.	6.6%
Kweichow Moutai Co. Ltd. A	5.9%
Yifeng Pharmacy Chain Co. Ltd. A	3.8%
Shenzhou International Group Holdings Ltd.	3.6%
Wuliangye Yibin Co. Ltd. A	3.4%
Proya Cosmetics Co. Ltd. A	3.4%
Contemporary Amperex Technology Co. Ltd. A	3.4%

Material Fund Change [Text Block]

Material Fund Changes

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust (the “Board”) approved the liquidation of the Wasatch Greater China Fund as soon as practicable. Accordingly, on November 13, 2024, the Board approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025 (the “Liquidation Date”).

C000222906
Shareholder Report [Line Items]
Fund Name	Wasatch Greater China Fund
Class Name	Investor Class
Trading Symbol	WAGCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Greater China Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investor sentiment toward China remained low for much of the period due to concerns about a real-estate bubble and a softening economy. However, in September, government leaders and central-bank officials announced economic-stimulus measures designed to stabilize China’s real-estate market. Their moves ignited broad gains in Chinese equities. For much of the period, China was a value-driven market. Investors generally favored inexpensive stocks, which tend to be lower-quality companies and don’t appeal to us as quality growth investors. Additionally, large-caps also outperformed for much of the period. This too was a headwind for our strategy, which primarily focuses on small- and mid-cap companies. We seek businesses with strong balance sheets and earnings growth greater than their sector and industry. Over time, we expect the superior earnings growth of our companies to drive greater returns compared to the benchmark MSCI China Index. Our approach didn’t result in outperformance this period, as the market generally rewarded the largest, lowest-priced stocks, not those with the strongest fundamentals.

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025.

Performance Inception Date	Dec. 01, 2020
AssetsNet	$ 4,584,403
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Industrial Machinery & Supplies & Components	14.7%
Semiconductors	10.2%
Distillers & Vintners	9.3%
Interactive Media & Services	8.1%
Restaurants	6.8%
Hotels, Resorts & Cruise Lines	4.8%
Life & Health Insurance	4.0%
Drug Retail	3.8%
Apparel, Accessories & Luxury Goods	3.6%
Personal Care Products	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Tencent Holdings Ltd.	8.1%
Techtronic Industries Co. Ltd.	6.9%
Meituan B	6.8%
Silergy Corp.	6.6%
Kweichow Moutai Co. Ltd. A	5.9%
Yifeng Pharmacy Chain Co. Ltd. A	3.8%
Shenzhou International Group Holdings Ltd.	3.6%
Wuliangye Yibin Co. Ltd. A	3.4%
Proya Cosmetics Co. Ltd. A	3.4%
Contemporary Amperex Technology Co. Ltd. A	3.4%

Material Fund Change [Text Block]

Material Fund Changes

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust (the “Board”) approved the liquidation of the Wasatch Greater China Fund as soon as practicable. Accordingly, on November 13, 2024, the Board approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025 (the “Liquidation Date”).

C000166036
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Institutional Class
Trading Symbol	WIIGX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, most of our stocks had solid gains, but we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our small-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

AssetsNet	$ 298,071,746
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,605,068
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	9.0%
Semiconductors	6.9%
IT Consulting & Other Services	6.2%
Interactive Media & Services	4.9%
Property & Casualty Insurance	4.3%
Asset Management & Custody Banks	4.2%
Diversified Support Services	3.5%
Drug Retail	3.4%
Electrical Components & Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Diploma PLC	4.1%
MonotaRO Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Technology One Ltd.	3.4%
Voltronic Power Technology Corp.	3.4%
BayCurrent, Inc.	3.3%
Halma PLC	3.2%
Descartes Systems Group, Inc.	3.1%
Scout24 SE	2.9%
Definity Financial Corp.	2.8%

Material Fund Change [Text Block]
C000002501
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Investor Class
Trading Symbol	WAIGX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$166	1.49%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, most of our stocks had solid gains, but we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our small-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

AssetsNet	$ 298,071,746
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,605,068
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	9.0%
Semiconductors	6.9%
IT Consulting & Other Services	6.2%
Interactive Media & Services	4.9%
Property & Casualty Insurance	4.3%
Asset Management & Custody Banks	4.2%
Diversified Support Services	3.5%
Drug Retail	3.4%
Electrical Components & Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Diploma PLC	4.1%
MonotaRO Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Technology One Ltd.	3.4%
Voltronic Power Technology Corp.	3.4%
BayCurrent, Inc.	3.3%
Halma PLC	3.2%
Descartes Systems Group, Inc.	3.1%
Scout24 SE	2.9%
Definity Financial Corp.	2.8%

Material Fund Change [Text Block]
C000166037
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIIOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$216	1.96%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains during the period, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our micro-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

AssetsNet	$ 146,374,403
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,514,920
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Diversified Support Services	10.0%
Interactive Media & Services	7.7%
Health Care Technology	6.8%
Asset Management & Custody Banks	6.5%
IT Consulting & Other Services	4.4%
Commercial & Residential Mortgage Finance	4.4%
Investment Banking & Brokerage	4.2%
Research & Consulting Services	4.0%
Human Resource & Employment Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.5%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	4.5%
Vijaya Diagnostic Centre Pvt Ltd.	3.8%
Hemnet Group AB	3.8%
Nexus AG	3.4%
Pro Medicus Ltd.	3.4%
JTC PLC	3.2%
Baltic Classifieds Group PLC	3.0%
Mortgage Advice Bureau Holdings Ltd.	2.7%
AJ Bell PLC	2.5%
baudroie, Inc.	2.5%

Material Fund Change [Text Block]
C000002502
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAIOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$225	2.04%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains during the period, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our micro-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

AssetsNet	$ 146,374,403
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,514,920
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Diversified Support Services	10.0%
Interactive Media & Services	7.7%
Health Care Technology	6.8%
Asset Management & Custody Banks	6.5%
IT Consulting & Other Services	4.4%
Commercial & Residential Mortgage Finance	4.4%
Investment Banking & Brokerage	4.2%
Research & Consulting Services	4.0%
Human Resource & Employment Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.5%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	4.5%
Vijaya Diagnostic Centre Pvt Ltd.	3.8%
Hemnet Group AB	3.8%
Nexus AG	3.4%
Pro Medicus Ltd.	3.4%
JTC PLC	3.2%
Baltic Classifieds Group PLC	3.0%
Mortgage Advice Bureau Holdings Ltd.	2.7%
AJ Bell PLC	2.5%
baudroie, Inc.	2.5%

Material Fund Change [Text Block]
C000214014
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Institutional Class
Trading Symbol	WGISX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it still underperformed the benchmark MSCI EAFE Index. The underperformance was largely due to our stock selection in Japan. Within Japan, a value-oriented market also favored large-cap stocks for much of the period. This presented style headwinds for the Fund, which tends to focus on growth companies that are further down the market-cap spectrum. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Performance Inception Date	Oct. 01, 2019
AssetsNet	$ 3,967,335
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.5%
Interactive Media & Services	9.6%
Building Products	7.3%
Broadline Retail	6.1%
Research & Consulting Services	6.1%
Electronic Equipment & Instruments	6.0%
Property & Casualty Insurance	5.3%
Real Estate Services	4.7%
Movies & Entertainment	4.2%
Asset Management & Custody Banks	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.8%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.1%
Halma PLC	6.0%
Definity Financial Corp.	5.3%
REA Group Ltd.	5.0%
Assa Abloy AB B	5.0%
FirstService Corp.	4.7%
Scout24 SE	4.6%
Spotify Technology SA	4.2%
Descartes Systems Group, Inc.	4.2%
BayCurrent, Inc.	3.9%

Material Fund Change [Text Block]
C000214015
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Investor Class
Trading Symbol	WAISX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it still underperformed the benchmark MSCI EAFE Index. The underperformance was largely due to our stock selection in Japan. Within Japan, a value-oriented market also favored large-cap stocks for much of the period. This presented style headwinds for the Fund, which tends to focus on growth companies that are further down the market-cap spectrum. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Performance Inception Date	Oct. 01, 2019
AssetsNet	$ 3,967,335
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.5%
Interactive Media & Services	9.6%
Building Products	7.3%
Broadline Retail	6.1%
Research & Consulting Services	6.1%
Electronic Equipment & Instruments	6.0%
Property & Casualty Insurance	5.3%
Real Estate Services	4.7%
Movies & Entertainment	4.2%
Asset Management & Custody Banks	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.8%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.1%
Halma PLC	6.0%
Definity Financial Corp.	5.3%
REA Group Ltd.	5.0%
Assa Abloy AB B	5.0%
FirstService Corp.	4.7%
Scout24 SE	4.6%
Spotify Technology SA	4.2%
Descartes Systems Group, Inc.	4.2%
BayCurrent, Inc.	3.9%

Material Fund Change [Text Block]
C000230419
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Institutional Class
Trading Symbol	WGLSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$242	2.07%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, small-caps were up sharply, supported by a consensus view that the U.S. economy may achieve a soft landing and that interest-rate cuts could soon be on the way. The Federal Reserve eventually met those expectations when it lowered its benchmark federal-funds rate in September.

We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk and keep the Fund’s volatility lower than that of the benchmark. As might be expected in the period’s strong up market, the Fund’s long positions drove its return, and it outperformed the benchmark Russell 2500™ Index—despite an overall loss from the portfolio’s short positions. Among industry groups, the Fund’s long positions posted gains in all but two segments, with the highest contributions coming from pharmaceuticals biotechnology & life sciences and health care equipment & services. On the short side, performance among industry groups was mixed, with capital goods and consumer services detracting the most.

Performance Inception Date	Oct. 01, 2021
AssetsNet	$ 78,870,114
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 726,519
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	14.8%
Industrial Machinery & Supplies & Components	6.5%
Financial Exchanges & Data	5.0%
Health Care Facilities	4.0%
Health Care Services	4.0%
Electronic Manufacturing Services	3.4%
Home Improvement Retail	3.2%
Biotechnology	3.2%
Managed Health Care	3.2%
Pharmaceuticals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	109.8%
Warrants	0.1%
Other Assets and Liabilities, Net	(9.9%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.0%
Guidewire Software, Inc.	3.9%
Kadant, Inc.	3.7%
Floor & Decor Holdings, Inc. A	3.2%
HealthEquity, Inc.	3.2%
Hamilton Lane, Inc. A	3.1%
Roper Technologies, Inc.	2.9%
National Storage Affiliates Trust	2.9%
RBC Bearings, Inc.	2.9%
Morningstar, Inc.	2.8%

Material Fund Change [Text Block]
C000230418
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Investor Class
Trading Symbol	WALSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$258	2.21%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, small-caps were up sharply, supported by a consensus view that the U.S. economy may achieve a soft landing and that interest-rate cuts could soon be on the way. The Federal Reserve eventually met those expectations when it lowered its benchmark federal-funds rate in September.

We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk and keep the Fund’s volatility lower than that of the benchmark. As might be expected in the period’s strong up market, the Fund’s long positions drove its return, and it outperformed the benchmark Russell 2500™ Index—despite an overall loss from the portfolio’s short positions. Among industry groups, the Fund’s long positions posted gains in all but two segments, with the highest contributions coming from pharmaceuticals biotechnology & life sciences and health care equipment & services. On the short side, performance among industry groups was mixed, with capital goods and consumer services detracting the most.

Performance Inception Date	Oct. 01, 2021
AssetsNet	$ 78,870,114
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 726,519
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	14.8%
Industrial Machinery & Supplies & Components	6.5%
Financial Exchanges & Data	5.0%
Health Care Facilities	4.0%
Health Care Services	4.0%
Electronic Manufacturing Services	3.4%
Home Improvement Retail	3.2%
Biotechnology	3.2%
Managed Health Care	3.2%
Pharmaceuticals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	109.8%
Warrants	0.1%
Other Assets and Liabilities, Net	(9.9%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.0%
Guidewire Software, Inc.	3.9%
Kadant, Inc.	3.7%
Floor & Decor Holdings, Inc. A	3.2%
HealthEquity, Inc.	3.2%
Hamilton Lane, Inc. A	3.1%
Roper Technologies, Inc.	2.9%
National Storage Affiliates Trust	2.9%
RBC Bearings, Inc.	2.9%
Morningstar, Inc.	2.8%

Material Fund Change [Text Block]
C000217855
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	WGICX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$185	1.59%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, micro-cap equities performed well amid rebounds in health care, signs of a still-robust economy and growing expectations that the Federal Reserve would cut interest rates toward the end of 2024, which it eventually did in September.

Amid this backdrop, the Fund outperformed the benchmark Russell Microcap® Growth Index, due in part to maintaining a balanced and diversified portfolio positioned for various economic outcomes—for example, balancing defensive health-care companies with more cyclical consumer and industrial names. Our goal is not to force our investments to fit any macro theme. Instead, we let our company-specific research drive our investments. During the period, the Fund’s stock selection in the information-technology and health-care sectors provided the largest source of outperformance compared to the benchmark, while its holdings in consumer discretionary and industrials didn’t keep pace and detracted.

AssetsNet	$ 681,895,383
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 9,345,940
InvestmentCompanyPortfolioTurnover	51.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	7.4%
Health Care Services	7.3%
Biotechnology	5.7%
Industrial Machinery & Supplies & Components	5.0%
Packaged Foods & Meats	4.8%
Construction & Engineering	4.0%
Electronic Equipment & Instruments	3.8%
Semiconductor Materials & Equipment	3.6%
Regional Banks	3.6%
Health Care Supplies	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.7%
Preferred Stocks	1.3%
Warrants	0.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Esquire Financial Holdings, Inc.	3.6%
Pennant Group, Inc.	3.2%
Addus HomeCare Corp.	3.1%
GCM Grosvenor, Inc. A	3.1%
Agilysys, Inc.	2.4%
Weave Communications, Inc.	2.3%
Grid Dynamics Holdings, Inc.	2.3%
Mama's Creations, Inc.	2.3%
UFP Technologies, Inc.	2.2%
Veeco Instruments, Inc.	2.1%

Material Fund Change [Text Block]
C000002503
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Investor Class
Trading Symbol	WMICX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.66%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, micro-cap equities performed well amid rebounds in health care, signs of a still-robust economy and growing expectations that the Federal Reserve would cut interest rates toward the end of 2024, which it eventually did in September.

Amid this backdrop, the Fund outperformed the benchmark Russell Microcap® Growth Index, due in part to maintaining a balanced and diversified portfolio positioned for various economic outcomes—for example, balancing defensive health-care companies with more cyclical consumer and industrial names. Our goal is not to force our investments to fit any macro theme. Instead, we let our company-specific research drive our investments. During the period, the Fund’s stock selection in the information-technology and health-care sectors provided the largest source of outperformance compared to the benchmark, while its holdings in consumer discretionary and industrials didn’t keep pace and detracted.

AssetsNet	$ 681,895,383
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 9,345,940
InvestmentCompanyPortfolioTurnover	51.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	7.4%
Health Care Services	7.3%
Biotechnology	5.7%
Industrial Machinery & Supplies & Components	5.0%
Packaged Foods & Meats	4.8%
Construction & Engineering	4.0%
Electronic Equipment & Instruments	3.8%
Semiconductor Materials & Equipment	3.6%
Regional Banks	3.6%
Health Care Supplies	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.7%
Preferred Stocks	1.3%
Warrants	0.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Esquire Financial Holdings, Inc.	3.6%
Pennant Group, Inc.	3.2%
Addus HomeCare Corp.	3.1%
GCM Grosvenor, Inc. A	3.1%
Agilysys, Inc.	2.4%
Weave Communications, Inc.	2.3%
Grid Dynamics Holdings, Inc.	2.3%
Mama's Creations, Inc.	2.3%
UFP Technologies, Inc.	2.2%
Veeco Instruments, Inc.	2.1%

Material Fund Change [Text Block]
C000217856
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WGMVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$186	1.60%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by ongoing speculation about the direction of interest rates, inflation and the possibility of a recession. Though interest rates were at their highest level in more than two decades, the economy remained resilient, and the Federal Reserve enacted a much-anticipated rate cut in September. While the micro-cap space saw some volatility during the period, investor sentiment improved as the year progressed.

In this environment, the Fund outperformed the benchmark Russell Microcap® Index, maintaining its long-term approach and focus on high-quality companies with strong fundamentals, cash flows, and reasonable valuations—even when the market temporarily favored lower-quality names. The Fund also maintained some international exposure for diversification and potential buyout opportunities, which contributed to overall performance. Among sectors, the Fund outperformed the benchmark in all but two sectors. Stock selection in industrials, financials and consumer staples provided the largest source of outperformance during the period. The Fund underperformed in health care and real estate.

AssetsNet	$ 328,269,524
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,468,312
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Construction & Engineering	7.9%
Health Care Services	5.6%
Regional Banks	5.6%
Homebuilding	5.1%
Application Software	5.0%
Property & Casualty Insurance	4.0%
Industrial Machinery & Supplies & Components	3.9%
Investment Banking & Brokerage	3.8%
Trading Companies & Distributors	3.5%
Health Care Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.8%
Warrants	-%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Champion Homes, Inc.	3.6%
Weave Communications, Inc.	2.9%
Granite Construction, Inc.	2.2%
Red Violet, Inc.	2.1%
Addus HomeCare Corp.	2.0%
GCM Grosvenor, Inc. A	2.0%
ICF International, Inc.	2.0%
Limbach Holdings, Inc.	1.9%
JDC Group AG	1.9%
Perella Weinberg Partners	1.9%

Material Fund Change [Text Block]
C000002504
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Investor Class
Trading Symbol	WAMVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	1.71%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by ongoing speculation about the direction of interest rates, inflation and the possibility of a recession. Though interest rates were at their highest level in more than two decades, the economy remained resilient, and the Federal Reserve enacted a much-anticipated rate cut in September. While the micro-cap space saw some volatility during the period, investor sentiment improved as the year progressed.

In this environment, the Fund outperformed the benchmark Russell Microcap® Index, maintaining its long-term approach and focus on high-quality companies with strong fundamentals, cash flows, and reasonable valuations—even when the market temporarily favored lower-quality names. The Fund also maintained some international exposure for diversification and potential buyout opportunities, which contributed to overall performance. Among sectors, the Fund outperformed the benchmark in all but two sectors. Stock selection in industrials, financials and consumer staples provided the largest source of outperformance during the period. The Fund underperformed in health care and real estate.

AssetsNet	$ 328,269,524
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,468,312
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Construction & Engineering	7.9%
Health Care Services	5.6%
Regional Banks	5.6%
Homebuilding	5.1%
Application Software	5.0%
Property & Casualty Insurance	4.0%
Industrial Machinery & Supplies & Components	3.9%
Investment Banking & Brokerage	3.8%
Trading Companies & Distributors	3.5%
Health Care Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.8%
Warrants	-%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Champion Homes, Inc.	3.6%
Weave Communications, Inc.	2.9%
Granite Construction, Inc.	2.2%
Red Violet, Inc.	2.1%
Addus HomeCare Corp.	2.0%
GCM Grosvenor, Inc. A	2.0%
ICF International, Inc.	2.0%
Limbach Holdings, Inc.	1.9%
JDC Group AG	1.9%
Perella Weinberg Partners	1.9%

Material Fund Change [Text Block]
C000166038
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WIAEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

While the Fund achieved substantial gains, it underperformed the benchmark Russell 2000® Growth Index. Underperformance was largely due to stock selection in the consumer-discretionary and information-technology sectors. Within the consumer-discretionary sector, we owned a couple of stocks that were hurt by a tougher spending environment for consumers with lower incomes. Within the technology sector, the best-performing stocks were typically those of companies that benefit from the advent of artificial intelligence (AI). We own some companies tied to the theme but have more exposure to software companies, IT consultants and other technology firms. Those stocks tended to underperform as companies pared back spending on consulting and software to concentrate on new AI projects. However, we continue to like the long-term growth potential of all our technology companies.

AssetsNet	$ 2,150,491,470
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 21,337,058
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	10.3%
Building Products	5.7%
IT Consulting & Other Services	4.9%
Trading Companies & Distributors	4.4%
Broadline Retail	4.4%
Health Care Facilities	4.2%
Managed Health Care	3.9%
Industrial Machinery & Supplies & Components	3.8%
Systems Software	3.7%
Personal Care Products	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.2%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Clearwater Analytics Holdings, Inc. A	4.0%
HealthEquity, Inc.	3.9%
RBC Bearings, Inc.	3.8%
BellRing Brands, Inc.	3.7%
Ensign Group, Inc.	3.5%
AAON, Inc.	3.2%
Paylocity Holding Corp.	3.1%
Pinnacle Financial Partners, Inc.	3.0%
Ollie's Bargain Outlet Holdings, Inc.	2.9%
Globant SA	2.9%

Material Fund Change [Text Block]
C000002505
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WAAEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

While the Fund achieved substantial gains, it underperformed the benchmark Russell 2000® Growth Index. Underperformance was largely due to stock selection in the consumer-discretionary and information-technology sectors. Within the consumer-discretionary sector, we owned a couple of stocks that were hurt by a tougher spending environment for consumers with lower incomes. Within the technology sector, the best-performing stocks were typically those of companies that benefit from the advent of artificial intelligence (AI). We own some companies tied to the theme but have more exposure to software companies, IT consultants and other technology firms. Those stocks tended to underperform as companies pared back spending on consulting and software to concentrate on new AI projects. However, we continue to like the long-term growth potential of all our technology companies.

AssetsNet	$ 2,150,491,470
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 21,337,058
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	10.3%
Building Products	5.7%
IT Consulting & Other Services	4.9%
Trading Companies & Distributors	4.4%
Broadline Retail	4.4%
Health Care Facilities	4.2%
Managed Health Care	3.9%
Industrial Machinery & Supplies & Components	3.8%
Systems Software	3.7%
Personal Care Products	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.2%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Clearwater Analytics Holdings, Inc. A	4.0%
HealthEquity, Inc.	3.9%
RBC Bearings, Inc.	3.8%
BellRing Brands, Inc.	3.7%
Ensign Group, Inc.	3.5%
AAON, Inc.	3.2%
Paylocity Holding Corp.	3.1%
Pinnacle Financial Partners, Inc.	3.0%
Ollie's Bargain Outlet Holdings, Inc.	2.9%
Globant SA	2.9%

Material Fund Change [Text Block]
C000110017
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WICVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.06%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by an increasingly optimistic outlook, influenced by expectations of a pause in rate increases and potential rate cuts in 2024. The performance of small-cap value stocks was mixed, with the category initially trailing larger equities but later benefiting from increasing optimism about a potential economic “soft landing.” When the Federal Reserve enacted its first rate cut in September—the first rate cut in more than four years—it was favorable for smaller companies in general and small-cap value stocks in particular.

Our health-care and information-technology companies added most to performance relative to the benchmark Russell 2000® Value Index, while materials and consumer discretionary were the largest detractors. Our tilt toward the higher-growth end of the value category was a key factor in the Fund’s relative strength. One reason for the portfolio’s “growthier” bent is our emphasis on “Fallen Angels,” our term for growth stocks that have fallen into value territory. We believe this approach helps position the Fund for a range of outcomes in the economy and markets, rather than being solely tied to the direction of the broader value style.

AssetsNet	$ 1,662,793,827
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 14,209,650
InvestmentCompanyPortfolioTurnover	69.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Regional Banks	11.2%
Asset Management & Custody Banks	6.7%
Industrial Machinery & Supplies & Components	5.8%
Electronic Manufacturing Services	4.9%
Building Products	3.8%
Homebuilding	3.8%
Construction Machinery & Heavy Transportation Equipment	3.5%
Oil & Gas Exploration & Production	3.3%
Other Specialty Retail	3.1%
Self-Storage REITs	3.1%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
National Storage Affiliates Trust	3.1%
Kadant, Inc.	2.7%
Artisan Partners Asset Management, Inc. A	2.6%
UFP Industries, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.6%
ICF International, Inc.	2.4%
Valvoline, Inc.	2.4%
Cohen & Steers, Inc.	2.4%
Grand Canyon Education, Inc.	2.4%
CTS Corp.	2.3%

Material Fund Change [Text Block]
C000002496
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WMCVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.18%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by an increasingly optimistic outlook, influenced by expectations of a pause in rate increases and potential rate cuts in 2024. The performance of small-cap value stocks was mixed, with the category initially trailing larger equities but later benefiting from increasing optimism about a potential economic “soft landing.” When the Federal Reserve enacted its first rate cut in September—the first rate cut in more than four years—it was favorable for smaller companies in general and small-cap value stocks in particular.

Our health-care and information-technology companies added most to performance relative to the benchmark Russell 2000® Value Index, while materials and consumer discretionary were the largest detractors. Our tilt toward the higher-growth end of the value category was a key factor in the Fund’s relative strength. One reason for the portfolio’s “growthier” bent is our emphasis on “Fallen Angels,” our term for growth stocks that have fallen into value territory. We believe this approach helps position the Fund for a range of outcomes in the economy and markets, rather than being solely tied to the direction of the broader value style.

AssetsNet	$ 1,662,793,827
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 14,209,650
InvestmentCompanyPortfolioTurnover	69.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Regional Banks	11.2%
Asset Management & Custody Banks	6.7%
Industrial Machinery & Supplies & Components	5.8%
Electronic Manufacturing Services	4.9%
Building Products	3.8%
Homebuilding	3.8%
Construction Machinery & Heavy Transportation Equipment	3.5%
Oil & Gas Exploration & Production	3.3%
Other Specialty Retail	3.1%
Self-Storage REITs	3.1%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
National Storage Affiliates Trust	3.1%
Kadant, Inc.	2.7%
Artisan Partners Asset Management, Inc. A	2.6%
UFP Industries, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.6%
ICF International, Inc.	2.4%
Valvoline, Inc.	2.4%
Cohen & Steers, Inc.	2.4%
Grand Canyon Education, Inc.	2.4%
CTS Corp.	2.3%

Material Fund Change [Text Block]
C000236277
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Institutional Class
Trading Symbol	WGUSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. equities experienced sharp gains, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession.

While the Fund experienced substantial gains during the period, it still underperformed the benchmark Russell 3000® Growth Index. Market leaders within the benchmark consisted of a narrow set of mega-cap stocks that are perceived to benefit from the advent of artificial intelligence. Our Fund tends to focus on small- and mid-cap stocks, which is where Wasatch has concentrated its research efforts over the firm’s nearly 50-year history, and did not hold these mega-cap companies. Our lack of exposure to those mega-cap firms was a headwind to our performance relative to the benchmark. While lack of exposure to a few mega-cap companies hurt performance from a relative standpoint, our companies generally produced strong fundamentals during the year, and we continue to like their long-term return potential.

Performance Inception Date	Jun. 13, 2022
AssetsNet	$ 26,590,849
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 49,701
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	22.4%
Transaction & Payment Processing Services	5.7%
Financial Exchanges & Data	5.4%
Life Sciences Tools & Services	5.2%
Managed Health Care	4.0%
Electrical Components & Equipment	3.8%
Aerospace & Defense	3.7%
Diversified Support Services	3.6%
Health Care Facilities	3.3%
Specialty Chemicals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.0%
Workday, Inc. A	3.9%
AMETEK, Inc.	3.8%
HEICO Corp. A	3.7%
Shift4 Payments, Inc. A	3.7%
Roper Technologies, Inc.	3.7%
Copart, Inc.	3.6%
Ensign Group, Inc.	3.3%
Morningstar, Inc.	3.2%
Balchem Corp.	3.2%

Material Fund Change [Text Block]
C000236276
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Investor Class
Trading Symbol	WAUSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. equities experienced sharp gains, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession.

While the Fund experienced substantial gains during the period, it still underperformed the benchmark Russell 3000® Growth Index. Market leaders within the benchmark consisted of a narrow set of mega-cap stocks that are perceived to benefit from the advent of artificial intelligence. Our Fund tends to focus on small- and mid-cap stocks, which is where Wasatch has concentrated its research efforts over the firm’s nearly 50-year history, and did not hold these mega-cap companies. Our lack of exposure to those mega-cap firms was a headwind to our performance relative to the benchmark. While lack of exposure to a few mega-cap companies hurt performance from a relative standpoint, our companies generally produced strong fundamentals during the year, and we continue to like their long-term return potential.

Performance Inception Date	Jun. 13, 2022
AssetsNet	$ 26,590,849
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 49,701
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	22.4%
Transaction & Payment Processing Services	5.7%
Financial Exchanges & Data	5.4%
Life Sciences Tools & Services	5.2%
Managed Health Care	4.0%
Electrical Components & Equipment	3.8%
Aerospace & Defense	3.7%
Diversified Support Services	3.6%
Health Care Facilities	3.3%
Specialty Chemicals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.0%
Workday, Inc. A	3.9%
AMETEK, Inc.	3.8%
HEICO Corp. A	3.7%
Shift4 Payments, Inc. A	3.7%
Roper Technologies, Inc.	3.7%
Copart, Inc.	3.6%
Ensign Group, Inc.	3.3%
Morningstar, Inc.	3.2%
Balchem Corp.	3.2%

Material Fund Change [Text Block]
C000217854
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Institutional Class
Trading Symbol	WGMCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.06%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

The Fund focuses on identifying high-quality small companies with strong growth prospects and solid fundamentals. We also seek companies with innovative products or services, or those that utilize new technologies to do things better, faster and cheaper. Some of these companies accounted for our strong stock selection in health care—particularly in pharmaceuticals and biotechnology—which contributed the most, by a wide margin, to the Fund’s performance relative to the benchmark Russell 2000® Growth Index. Consumer staples was another area of strength for the Fund, and its underweight to energy, which was the only sector in the benchmark with a negative return, was beneficial. Conversely, our holdings in the information-technology, industrials and consumer-discretionary sectors underperformed and detracted from relative results.

AssetsNet	$ 966,113,516
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,520,014
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Biotechnology	10.2%
Semiconductor Materials & Equipment	8.2%
Systems Software	6.6%
Health Care Equipment	6.1%
Application Software	5.8%
Pharmaceuticals	5.7%
Packaged Foods & Meats	4.3%
IT Consulting & Other Services	3.6%
Managed Health Care	3.4%
Transaction & Payment Processing Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.0%
Preferred Stocks	1.5%
Warrants	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	4.3%
HealthEquity, Inc.	3.4%
Shift4 Payments, Inc. A	3.2%
Intra-Cellular Therapies, Inc.	3.1%
Inspire Medical Systems, Inc.	3.0%
Paylocity Holding Corp.	3.0%
Exact Sciences Corp.	2.9%
PDF Solutions, Inc.	2.8%
Monday.com Ltd.	2.6%
Globant SA	2.5%

Material Fund Change [Text Block]
C000002497
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Investor Class
Trading Symbol	WAMCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$139	1.22%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

The Fund focuses on identifying high-quality small companies with strong growth prospects and solid fundamentals. We also seek companies with innovative products or services, or those that utilize new technologies to do things better, faster and cheaper. Some of these companies accounted for our strong stock selection in health care—particularly in pharmaceuticals and biotechnology—which contributed the most, by a wide margin, to the Fund’s performance relative to the benchmark Russell 2000® Growth Index. Consumer staples was another area of strength for the Fund, and its underweight to energy, which was the only sector in the benchmark with a negative return, was beneficial. Conversely, our holdings in the information-technology, industrials and consumer-discretionary sectors underperformed and detracted from relative results.

AssetsNet	$ 966,113,516
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,520,014
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Biotechnology	10.2%
Semiconductor Materials & Equipment	8.2%
Systems Software	6.6%
Health Care Equipment	6.1%
Application Software	5.8%
Pharmaceuticals	5.7%
Packaged Foods & Meats	4.3%
IT Consulting & Other Services	3.6%
Managed Health Care	3.4%
Transaction & Payment Processing Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.0%
Preferred Stocks	1.5%
Warrants	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	4.3%
HealthEquity, Inc.	3.4%
Shift4 Payments, Inc. A	3.2%
Intra-Cellular Therapies, Inc.	3.1%
Inspire Medical Systems, Inc.	3.0%
Paylocity Holding Corp.	3.0%
Exact Sciences Corp.	2.9%
PDF Solutions, Inc.	2.8%
Monday.com Ltd.	2.6%
Globant SA	2.5%

Material Fund Change [Text Block]
C000002500
Shareholder Report [Line Items]
Fund Name	Wasatch-Hoisington U.S. Treasury Fund
Class Name	Single Class
Trading Symbol	WHOSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wasatch-Hoisington U.S. Treasury Fund	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Invested in long-dated U.S. Treasury securities, the Fund benefited from lower yields during the 12 months ended September 30, 2024, and outperformed the benchmark Bloomberg U.S. Aggregate Bond Index. Thirty-year Treasury bond yields closed at 4.13% at the end of September, down from 4.71% a year ago. The Fund’s managers position it in long-dated bonds when they expect inflation to fall, which happened over the period. Treasury yields decreased over the Fund’s fiscal year as three significant measures of inflation decreased during the period. Over the 12-month period, the overall Consumer Price Index (commonly called “headline CPI”), core CPI (which excludes volatile food and energy prices) and headline CPI excluding shelter increased by 2.4%, 3.3% and 1.1%, respectively. These levels were substantially below their respective numbers of 3.7%, 4.2%, and 2.0% for the twelve months ended September 30, 2023. Shelter is widely considered to lag current changes in inflation, and thus, its exclusion provides a far better indication of actual inflation.

Inflationary expectations are the primary fundamental determinant of long-term Treasury bond yields. Inflation receded since the real and detrended broad money supply has declined over the last four years, and the rise of inventory investment in the first half of 2024 indicated an increased supply of goods.

AssetsNet	$ 185,134,797
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 963,676
InvestmentCompanyPortfolioTurnover	83.00%
Holdings [Text Block]	Top 10 Industries (%)
Industry	Value
Sovereign	98.8%
Portfolio Compositions (%)
Asset Type	Value
U.S. Government Obligations	98.8%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
U.S. Treasury STRIPS Principal –% due 08/15/47	32.6%
U.S. Treasury Bonds 1.875% due 11/15/51	24.3%
U.S. Treasury Bonds 1.250% due 05/15/50	16.0%
U.S. Treasury Bonds 1.375% due 08/15/50	14.2%
U.S. Treasury STRIPS Principal 3.625% due 05/15/53	5.9%
U.S. Treasury STRIPS Principal 2.000% due 08/15/51	5.9%

Material Fund Change [Text Block]